FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS

3	FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows:
•Level 1 - securities valued using unadjusted quoted prices from active markets for identical assets.
•Level 2 - securities not traded on an active market but for which observable market inputs are readily available.
•Level 3 - securities valued based on significant unobservable inputs.
Assets are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
The following table presents information about our investments measured at fair value on a recurring basis at December 31, 2025 and 2024, and indicates the fair value hierarchy of the valuation techniques utilized to determine such fair value (in thousands):

	Fair Value Measurements at December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Self-managed accounts*:
Common stock	$816,248	$—	$—	$816,248
Mutual funds	66,504	—	—	66,504
Interest-bearing cash	100,170	—	—	100,170
U.S. government securities	5,225	—	—	5,225
Corporate debt securities	—	13,747	—	13,747
Interest-bearing cash	36,111	—	—	36,111
Common and collective trusts:
Equity funds	—	7,580,787	—	7,580,787
Fixed-income funds	—	1,246,667	—	1,246,667
Lifestyle funds	—	3,432,403	—	3,432,403
Multi-asset funds	—	77,761	—	77,761
U.S. government securities	—	321,912	—	321,912
UPS stock fund	1,097,612	—	—	1,097,612
Total investments — at fair value	$2,121,870	$12,673,277	$—	$14,795,147

	Fair Value Measurements at December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Self-managed accounts*:
Common stock	$683,669	$—	$—	$683,669
Mutual funds	57,655	—	—	57,655
Interest-bearing cash	90,094	—	—	90,094
U.S government securities	7,226	—	—	7,226
Corporate debt securities	—	16,823	—	16,823
Interest-bearing cash	23,229	—	—	23,229
Common and collective trusts:
Equity funds	—	6,630,548	—	6,630,548
Fixed-income funds	—	1,120,109	—	1,120,109
Lifestyle funds	—	2,837,792	—	2,837,792
Multi-asset funds	—	73,093	—	73,093
U.S. government securities	—	337,093	—	337,093
UPS Stock Fund	1,449,946		—	1,449,946
Total investments - at fair value	$2,311,819	$11,015,458	$—	$13,327,277
* The investments within the self-managed accounts include a variety of categories of common stock, mutual funds, bonds and cash.
The availability of observable market data is monitored to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. In such instances, the transfer is reported at the beginning of the reporting period.

We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total net assets available for benefits. There were no transfers into or out of Level 3 during 2025 or 2024.